Deferred Tax Assets/Liabilities - Summary of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disclosure Of Detailed Information About Deferred Tax Assets (Liabilities) [Line Items]
Deferred tax assets	$ 2,535	$ 3,342	$ 3,463
Deferred tax liabilities	$ (896)	(1,182)	(852)
Total		$ 2,160	$ 2,611